Earnings/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings/(Loss) per share [Abstract]
Schedule of Basic Earnings/(loss) Per Ordinary Share	Basic earnings/(loss) per ordinary share
	December 31, 2024	December 31, 2023	December 31, 2023
(Loss)/profit attributable to equity holders of the parent (USD)	(83,637,387)	960,686	(783,037)
Weighted average number of ordinary shares outstanding	16,458,468	100,000	100,000
Basic (loss)/earnings per ordinary share (USD)	(5.08)	9.61	(7.83)